Supplement to the
Fidelity® OTC Portfolio
September 29, 2016
Prospectus
The following information replaces existing information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".
Sonu Kalra (lead portfolio manager) and Christopher Lin (co-manager) have managed the fund since September 2017.
The following information replaces the existing biographical information found in the "Fund Management" section under the heading "Portfolio
Manager(s)".
Sonu Kalra is lead portfolio manager of the fund, which he has managed since September 2017. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. Kalra has worked as a research analyst and portfolio manager.

Christopher Lin is co-manager of the fund, which he has managed since September 2017. He also manages other funds. Since joining Fidelity Investments in 2003, Mr. Lin has worked as a research analyst and portfolio manager.

OTC-17-01	September 18, 2017
1.472927.123

Supplement to the
Fidelity® OTC Portfolio
Class K
September 29, 2016
Prospectus
The following information replaces existing information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".
Sonu Kalra (lead portfolio manager) and Christopher Lin (co-manager) have managed the fund since September 2017.
Effective December 12, 2016, the following information replaces similar information in the "Fund Summary" section under the heading "Purchase and Sale of Shares".
Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already hold shares of the fund. Plan participants may purchase shares only if shares are eligible for sale and available through their plan.
Effective December 12, 2016, the following information replaces similar information in the "Shareholder Information" section under the heading "Buying Shares".
Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) that are recordkept by Fidelity or, if not recordkept by Fidelity, that already hold shares of the fund. Shares may also be available to an employer-sponsored retirement plan whose sponsor is involved in a corporate action with a company that sponsors a plan for which Fidelity provides recordkeeping services, in anticipation of a transition to the Fidelity® recordkeeping platform. Please contact Fidelity for more information about Class K shares.
The following information replaces the existing biographical information found in the "Fund Management" section under the heading "Portfolio Manager(s)".
Sonu Kalra is lead portfolio manager of the fund, which he has managed since September 2017. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. Kalra has worked as a research analyst and portfolio manager.

Christopher Lin is co-manager of the fund, which he has managed since September 2017. He also manages other funds. Since joining Fidelity Investments in 2003, Mr. Lin has worked as a research analyst and portfolio manager.

OTC-K-17-01	September 18, 2017
1.899243.106